   As filed with the Securities and Exchange Commission on December 9, 2009

                                                File Nos. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 6                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 34                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 9, 2009 TO


                      PROSPECTUS DATED JULY 20, 2009 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your RetireReady/SM/ One variable annuity prospectus. Please read it and keep it with your prospectus for future reference.

1. Genworth Variable Insurance Trust


The following updates and changes regarding the Genworth Variable Insurance Trust will be made and will be reflected in your prospectus.


    a. Service Shares Designation Added to all Genworth Variable Insurance Trust Portfolios.


       The Genworth Variable Insurance Trust has added the "Service Shares" designation to the Genworth Variable Insurance Trust Portfolios that are available as investment options under your contract. Effective December 9, 2009, any reference in the prospectus to a Genworth Variable Insurance Trust Portfolio is revised, therefore, to include the "Service Shares" designation.

    b. New Investment Objective and Name for the Genworth Legg Mason Western Asset Core Plus Bond Fund.

       The name of the Genworth Legg Mason Western Asset Core Plus Bond Fund will be changed to the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, effective December 9, 2009. Genworth Financial Wealth Management, Inc. will remain the investment adviser to the Portfolio and Goldman Sachs Asset Management, L.P. will become the Portfolio's subadviser. The Portfolio's investment objective will be changed as indicated below.



--------------------------------------------------------------------------------------------------------------------
Subaccount Investing In                Investment Objective                   Adviser and Subadviser
--------------------------------------------------------------------------------------------------------------------
Genworth Goldman Sachs Enhanced Core   The fund's investment objective is to  Genworth Financial Wealth Management,
Bond Index Fund -- Service Shares      seek to outperform the total return    Inc. (subadvised by Goldman Sachs
(formerly, Genworth Legg Mason         performance of the Barclays Capital    Asset Management, L.P.)
Western Asset Core Plus Bond Fund)     Aggregate Bond Index (the "Bond
                                       Index") while maintaining a risk
                                       level commensurate with the Bond
                                       Index.
--------------------------------------------------------------------------------------------------------------------



48928 SUPPB 12/09/09

    c. Four New Genworth Variable Insurance Trust Portfolios Added as Investment Options Under the Contract.


       Effective December 14, 2009, four new Genworth Variable Insurance Trust Portfolios will be available as investment options under the contract. The four new Portfolios are listed below, with each Portfolio's investment objective and investment adviser.


------------------------------------------------------------------------------------------------------------------------
Subaccount Investing In                Investment Objective                   Adviser and Subadviser
------------------------------------------------------------------------------------------------------------------------
Genworth 40/60 Index Allocation        The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Fund -- Service Shares                 long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on income.
------------------------------------------------------------------------------------------------------------------------
Genworth 60/40 Index Allocation        The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Fund -- Service Shares                 long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Genworth Growth Allocation Fund --     The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Service Shares                         long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Genworth Moderate Allocation Fund --   The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Service Shares                         long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------

       In addition, the section titled, "Information about the Genworth Variable Insurance Trust," which is on page 22 of the prospectus, is replaced in its entirety with the following:

       Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" and administrative service fees payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

       Four of the Genworth VIT Portfolios, the Genworth 40/60 Index Allocation Fund, the Genworth 60/40 Index Allocation Fund, the Genworth Growth Allocation Fund and the Genworth Moderate Allocation Fund (each an "Allocation Fund" and together the "Allocation Funds"), are "fund of funds." Each Allocation Fund has been structured in a way that contemplates matching the investment exposure of the Allocation Fund to a matching obligation of the Company under the variable annuity contract. As a fund of funds, each Allocation Fund pursues its investment objective by investing primarily in other investment companies, including affiliated open-end mutual funds, unaffiliated open-end mutual funds, which may or may not be registered under the 1940 Act, as amended, and exchange-traded funds ("underlying funds"). The underlying funds may include Institutional Shares of other Genworth VIT Portfolios, whose Service Shares are available under this contract. Because each of the Allocation Funds pursues its goals by investing in underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. An Allocation Fund, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Allocation Funds and the underlying funds, including information about the fees and expenses of the Allocation Funds and the underlying funds, can be found in the prospectus for the Allocation Funds.

       In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

2. The Asset Allocation Program


    a. Discontinuation of the Asset Allocation Program for Contracts Purchased On or After December 14, 2009.

       The Asset Allocation Program will no longer be available for contracts purchased on or after December 14, 2009. Owners of contracts purchased prior to December 14, 2009, may participate in the Asset Allocation Program and allocate purchase payments and contract value to one of the available Asset Allocation Models.


    b. Periodic Update of Asset Allocation Models Effective Close of Business on February 12, 2010.


       The supplement also serves as notice to owners of contracts purchased prior to December 14, 2009, that, effective close of business on February 12, 2010, the Asset Allocation Models under the Asset Allocation Program available in such contracts will be updated. As discussed in your prospectus, when your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing). Please refer to pages 25 and 26 of the prospectus, under the heading, "Periodic Updates of Asset Allocation Models and Notices of Updates," for more information.


       The section titled "The Models" on pages 28 and 29 of your prospectus, which includes a table with the Asset Allocation Model percentage allocations and Portfolio selections, is replaced with the following three pages. These new pages include a table with the current Asset Allocation Models and a table with the Asset Allocation Models that will be in effect after the close of business on February 12, 2010.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business on February 12, 2010, the Asset Allocation Models will be updated. Tables disclosing the Model percentage allocations and Portfolio selections, before and after the update, are provided in the next two pages. You should review this information carefully before selecting or changing a Model.


    Moderately                                Moderately
   Conservative           Moderate            Aggressive
    Allocation           Allocation           Allocation
   "40/60 Model"        "60/40 Model"        "70/30 Model"
--------------------------------------------------------------
                      Investor Profile
--------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing
to accept a low to   to accept a          to accept a
moderate level of    moderate level of    moderate to high
risk, has a          risk, has a          level of risk, has
moderately short     moderately long      a long term (15 to
term (less than 10   term (10 to 20       20 years)
years) investment    years) investment    investment time
time horizon and is  time horizon and is  horizon and is
looking for an       looking for an       looking for a
investment to keep   investment with the  growth oriented
pace with inflation. opportunity for      investment.
                     long term moderate
                     growth.
--------------------------------------------------------------
                     Investor Objective
--------------------------------------------------------------
Growth and current   Growth of capital    Growth of capital
income. Target       with a low to        but without the
allocation mix is    moderate level of    price swings of an
40% equities and     current income.      all equity
60% fixed income.    Target allocation    portfolio. Target
                     mix is 60% equities  allocation mix is
                     and 40% fixed        70% equities and
                     income.              30% fixed income.
--------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


         Effective through the close of business on February 12, 2010



                                      Portfolios            40/60 Model 60/40 Model 70/30 Model
-----------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       4%          6%          7%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   4%          6%          7%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      3%          5%          6%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      3%          5%          6%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              6%          8%          9%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           5%          7%          9%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      1%          2%          2%
-----------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                   1%          2%          2%
-----------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares       1%          1%          1%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares            2%          3%          3%
                             ------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             2%          2%          3%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares              1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          2%          4%          5%
-----------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                              2%          2%          2%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           0%          1%          1%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      1%          1%          1%
-----------------------------------------------------------------------------------------------

    Total % Equities                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S.
                             Government Portfolio --
                             Administrative Class Shares         3%          2%          1%
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares        7%          5%          4%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                        8%          5%          4%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       24%         16%         13%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II        12%          8%          6%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        3%          2%          1%
-----------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                         3%          2%          1%
-----------------------------------------------------------------------------------------------

    Total % Fixed Income                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


          Effective after the close of business on February 12, 2010



                                      Portfolios            40/60 Model 60/40 Model 70/30 Model
-----------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares       2%          3%          3%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       2%          3%          3%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      2%          4%          4%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              8%         12%         13%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           8%         12%         13%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                   2%          3%          4%
-----------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares       1%          1%          1%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares            1%          2%          3%
                             ------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             1%          1%          1%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares              2%          3%          3%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                              1%          1%          1%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           1%          1%          2%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      0%          0%          1%
-----------------------------------------------------------------------------------------------

    Total % Equities                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares       25%         15%          8%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                        6%          6%          6%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       20%         10%          5%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II         5%          5%          5%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        2%          2%          3%
-----------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                         2%          2%          3%
-----------------------------------------------------------------------------------------------

    Total % Fixed Income                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

3. Income Protector -- Investment Strategy Update

The current Investment Strategy for Income Protector includes two Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate assets to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.


Effective December 14, 2009, the Investment Strategy for Income Protector will be updated. Four new subaccounts will be added as Designated Subaccounts to the Investment Strategy for Income Protector. In addition, because the Asset Allocation Program will be discontinued for contracts purchased on or after December 14, 2009, Asset Allocation Models will not be part of the Investment Strategy for contract owners that purchase RetireReady/SM/ One with Income Protector on or after December 14, 2009. For those contract owners, therefore, the Investment Strategy for Income Protector effective December 14, 2009, will include six Designated Subaccounts. For contract owners that purchased RetireReady One/SM/ with Income Protector prior to December 14, 2009, the Investment Strategy for Income Protector effective December 14, 2009, will include six Designated Subaccounts and three Asset Allocation Models (the 40/60 Model, the 60/40 Model and the 70/30 Model) as updated.


As a result of these changes, the third paragraph under the provision titled, "Investment Strategy for Income Protector," on page 47 of your prospectus, is replaced in its entirety with the following:

   For contract owners that purchased the contract with Income Protector prior to December 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.

   For contract owners that purchased the contract with Income Protector on or after December 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to one or more of the Designated Subaccounts.

In addition, the first paragraph of page 48 of your prospectus, which specifies the Investment Strategy for Income Protector, is replaced in its entirety with the following:

   For contract owners that purchased the contract with Income Protector prior to December 14, 2009, under the current Investment Strategy for Income
   Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares;

       OR


   (2) owners may allocate purchase payments and Contract Value to one of three Asset Allocation Models: the 40/60 Model, the 60/40 Model or the 70/30 Model.


   For contract owners that purchase the contract with Income Protector on or after December 14, 2009, under the current Investment Strategy for Income
   Protector:


   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares.

The prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 4 to the Registration Statement, which was filed with the Securities and Exchange Commission on June 2, 2009, are incorporated by reference into this Post-Effective Amendment No. 6 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on July 16, 2009 with
               Post-Effective Amendment No. 5 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.


 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.


 (8)(s)    Reserved.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9)       Opinion and Consent of Heather C. Harker. Previously filed on June 2,
           2009 with Post-Effective Amendment No. 4 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on June 2, 2009 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-143407.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Previously filed on June 2, 2009 with
           Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Geoffrey S. Stiff       Director and Senior Vice President
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kelly L. Groh           Senior Vice President and Chief Financial Officer
Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Thomas M. Stinson       Senior Vice President
Heather C. Harker       Vice President and Associate General Counsel
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer
Matthew P. Sharpe       Vice President
Michael P. Cogswell     Vice President

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 261 owners of Qualified Contracts and 199 owners of Non-Qualified Contracts as of December 7, 2009.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

         Name                Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Geoffrey S. Stiff...... 6610 W. Broad St.   Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.   Director
                        Richmond, VA 2320

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                    (2)
                                    Net
            (1)                Underwriting        (3)           (4)
          Name of              Discounts and  Compensation    Brokerage      (5)
    Principal Underwriter       Commissions   on Redemption  Commissions Compensation
    ---------------------      -------------  -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable Not Applicable     9.9%         $0

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 9th day of December, 2009.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                        Title                    Date
             ----                       -----                    ----

   /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      December 9, 2009
   ------------------------   President and Chief
      Pamela S. Schutz        Executive Officer

   /s/  RONALD P. JOELSON*  Director, Senior Vice          December 9, 2009
   ------------------------   President and Chief
      Ronald P. Joelson       Investment Officer

     /s/  PAUL A. HALEY*    Director, Senior Vice          December 9, 2009
   ------------------------   President and Chief Actuary
        Paul A. Haley

     /S/  LEON E. RODAY*    Director and Senior Vice       December 9, 2009
   ------------------------   President
        Leon E. Roday

   /S/  GEOFFREY S. STIFF*  Director and Senior Vice       December 9, 2009
   ------------------------   President
      Geoffrey S. Stiff

     /S/  KELLY L. GROH*    Senior Vice President and      December 9, 2009
   ------------------------   Chief Financial Officer
        Kelly L. Groh

    /S/  JAC J. AMERELL*    Vice President and Controller  December 9, 2009
   ------------------------
       Jac J. Amerell



*By:    /s/  MICHAEL P.    , pursuant to Powers of Attorney  December 9, 2009
           COGSWELL          executed on April 7, 2009.
      -------------------
      Michael P. Cogswell